Income Taxes - Schedule of Income Tax Expense Comprised of Current State Taxes and Foreign Taxes (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal					$ 0	$ 0
State					(7,000)	(13,000)
Foreign					(1,000)	(1,000)
Total current tax (expense)					(8,000)	(14,000)
Deferred:
Federal					0	0
State					0	0
Foreign					0	0
Total deferred tax (expense)					0	0
Total tax (expense)	$ 0	$ 0	$ 0	$ (1,000)	$ (8,000)	$ (14,000)